Note 21 - Share-based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2020
Deferred share grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2020	2019
Balance, beginning of year	-	69,481
Less: Granted	(80,150)	(69,481)
Less: Granted overage from fiscal 2019	(37,123)	-
Add: Increase in DSGs available for grant	200,000	-
Balance, end of year	82,727	-

Performance bonus grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2020	2019
Balance, beginning of year	2,182,302	2,270,480
Less: Granted	(1,097,300)	(331,196)
Add: Cancelled/forfeited	394,697	243,018
Balance, end of year	1,479,699	2,182,302

Restricted share grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2020	2019
Balance, beginning of year	2,717,774	3,004,624
Less: Granted	(2,305,128)	(788,211)
Add: Cancelled/forfeited	658,516	501,361
Balance, end of year	1,071,162	2,717,774